Performance Management - Dunham Monthly Distribution Fund	Nov. 10, 2025
Prospectus [Line Items]
Performance Table Heading	Dunham Monthly Distribution Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Market Index Changed	S&P Merger Arbitrage Total Return Local Currency Index will replace the Credit Suisse Merger Arbitrage Liquid Index as the Fund’s primary benchmark in future comparisons.
Performance [Table]
For the periods ended December 31, 2024*	1 Year	5 Years	10 Years
Class N Shares
return before taxes	5.52%	2.32%	2.18%
return after taxes on distributions	2.02%	1.22%	1.09%
return after taxes on distributions and sale of Fund shares	3.19%	1.39%	1.32%
Class C Shares
return before taxes	4.44%	1.30%	1.15%
Class A Shares
return before taxes	-0.78%	0.87%	1.32%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
S&P Merger Arbitrage Total Return Local Currency Index** (reflects no deduction for fees, expenses, or taxes)	6.38%	3.72%	3.15%
Credit Suisse Merger Arbitrage Liquid Index (reflects no deduction for fees, expenses, or taxes)	2.68%	4.05%	3.54%
Morningstar Event Driven Category (return before taxes)***	4.14%	3.90%	3.38%

*	On April 1, 2021, the Fund’s principal investment strategy was materially changed. Therefore, the Fund’s performance prior to that date may have been different had the current principal investment strategy been in place.

**	In prior prospectuses, the Fund compared its performance against the Credit Suisse Merger Arbitrage Liquid Index. The Fund’s Adviser believes the S&P Merger Arbitrage Total Return Local Currency Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P Merger Arbitrage Total Return Local Currency Index will replace the Credit Suisse Merger Arbitrage Liquid Index as the Fund’s primary benchmark in future comparisons.

***	The Morningstar Event Driven Category is generally representative of mutual funds that primarily employ strategies that seek to profit from corporate actions, such as mergers and acquisitions. Mutual funds in this category typically focus on equity securities but can invest across the capital structure. However, they typically have low to moderate equity market sensitivity since company-specific developments tend to drive security prices.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]	If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).
Performance Availability Phone [Text]	(888) 3DUNHAM (338-6426)